CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Aerospace & Defense: 1.0%
23,700	L3Harris Technologies, Inc.	$3,989,421
Banks: 1.3%
44,000	First Republic Bank	4,949,120
Beverages: 0.7%
18,800	PepsiCo, Inc.	2,588,008
Biotechnology: 1.9%
28,000	Vertex Pharmaceuticals, Inc. [1]	7,616,000
Capital Markets: 4.4%
20,100	CME Group, Inc. - Class A	3,340,218
50,116	Moody's Corp.	14,097,631
		17,437,849
Chemicals: 2.0%
27,500	Air Products & Chemicals, Inc.	7,882,325

Commercial Services & Supplies: 2.3%
30,500	Cintas Corp.	9,207,035

Communications Equipment: 1.5%
99,700	Ciena Corp. [1]	5,933,147

Diversified Financial Services: 0.3%
4	Berkshire Hathaway, Inc. - Class A [1]	1,174,524

Diversified Telecommunication Services: 1.3%
89,700	Verizon Communications, Inc.	5,155,956

Equity Real Estate Investment Trusts: 3.4%
51,788	American Tower Corp.	13,536,865

Food & Staples Retailing: 2.2%
26,900	Costco Wholesale Corp.	8,756,757

Health Care Equipment & Supplies: 6.4%
97,556	Abbott Laboratories	9,818,036
22,400	IDEXX Laboratories, Inc. [1]	8,909,600
32,400	Stryker Corp.	6,262,920
		24,990,556
Health Care Providers & Services: 1.3%
16,700	UnitedHealth Group, Inc.	5,056,426

Household Products: 1.4%
42,700	The Procter & Gamble Co.	5,598,824

Industrial Conglomerates: 2.3%
20,500	Roper Technologies, Inc.	8,865,225

Insurance: 1.8%
77,000	The Progressive Corp.	6,956,180

Interactive Media & Services: 6.0%
8,400	Alphabet, Inc. - Class A [1]	12,498,780
4,613	Alphabet, Inc. - Class C [1]	6,840,894
17,000	Facebook, Inc. - Class A [1]	4,312,390
		23,652,064
Internet & Direct Marketing Retail: 6.9%
8,580	Amazon.com, Inc. [1]	27,152,954

IT Services: 9.3%
21,200	Accenture PLC - Class A	4,765,336
61,600	PayPal Holdings, Inc. [1]	12,077,912
103,052	Visa, Inc. - Class A	19,621,101
		36,464,349
Life Sciences Tools & Services: 1.8%
16,700	Thermo Fisher Scientific, Inc.	6,912,965
Machinery: 1.2%
45,100	Dover Corp.	4,642,143
Multiline Retail: 1.9%
38,800	Dollar General Corp.	7,387,520
Pharmaceuticals: 2.1%
54,200	Zoetis, Inc.	8,221,056
Road & Rail: 1.5%
60,000	Canadian National Railway Co.	5,867,400

Semiconductors & Semiconductor Equipment: 1.3%
42,900	NXP Semiconductors NV	5,042,037

Software: 17.2%
53,192	Adobe, Inc. [1]	23,634,269
24,400	ANSYS, Inc. [1]	7,578,640
26,500	Intuit, Inc.	8,118,805
119,891	Microsoft Corp.	24,578,854
13,000	Paycom Software, Inc. [1]	3,696,810
		67,607,378
Specialty Retail: 4.8%
51,695	The Home Depot, Inc.	13,724,506
95,600	The TJX Companies, Inc.	4,970,244
		18,694,750
Technology Hardware, Storage & Peripherals: 8.6%
79,394	Apple, Inc.	33,745,626

Textiles, Apparel & Luxury Goods: 1.1%
13,400	Lululemon Athletica, Inc. [1]	4,362,906

TOTAL COMMON STOCKS
(Cost $168,884,117)		389,447,366

SHORT-TERM INVESTMENTS: 0.8%
Money Market Funds: 0.8%
3,068,139	First American Treasury Obligations Fund - Class X, 0.072% [2]	3,068,139
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,068,139)		3,068,139

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $171,952,256)		392,515,505
Liabilities in Excess of Other Assets: (0.0)% [3]		(72,477)
TOTAL NET ASSETS: 100.0%		$392,443,028

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2020.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$389,447,366	$-	$-	$389,447,366
Short-Term Investments	3,068,139	-	-	3,068,139
Total Investments in Securities	$392,515,505	$-	$-	$392,515,505